Revenue (Details) - Schedule of total revenue disaggregated by geographic region - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue by country of domicile:
Revenue	$ 4,502	$ 2,006
% of Revenue	100.00%	100.00%
United States [Member]
Revenue by country of domicile:
Revenue	$ 699	$ 712
% of Revenue	16.00%	35.00%
Japan [Member]
Revenue by country of domicile:
Revenue	$ 3,404	$ 547
% of Revenue	75.00%	27.00%
Other [Member]
Revenue by country of domicile:
Revenue	$ 399	$ 747
% of Revenue	9.00%	38.00%